Description of Business and Significant Accounting Policies (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Business and Significant Accounting Policies [Abstract]
Description of Business
Description of Business
References in this report to “we,” “our,” “us” and “the company” are to Oncor and/or its subsidiaries as apparent in the context. See “Glossary” for the definition of terms and abbreviations.
We are a regulated electricity transmission and distribution company that operates the largest transmission and distribution system in Texas.
We
provide wholesale transmission and distribution services, and we also provide transmission grid connections to merchant generation facilities and interconnections to other transmission grids in Texas. The rates we charge for our electricity delivery services are set pursuant to tariffs approved by the PUCT and certain cities and, in the case of transmission service related to limited interconnections to other markets, the FERC. We are not a seller of electricity, nor do we purchase electricity for resale.

Description of Business
References in this report to “we,” “our,” “us” and “the company” are to Oncor and/or its subsidiaries as apparent in the context. See “Glossary” for the definition of terms and abbreviations.
We are a regulated electricity transmission and distribution company that operates the largest transmission and distribution system in Texas. We provide wholesale transmission and distribution services, and we also provide transmission grid connections to merchant generation facilities and interconnections to other transmission grids in Texas. The rates we charge for our electricity delivery services are set pursuant to tariffs approved by the PUCT and certain cities and, in the case of transmission service related to limited interconnections to other markets, the FERC. We are not a seller of electricity, nor do we purchase electricity for resale.

Ownership Structure and Ring-Fencing Measures
Ownership Structure and Ring-Fencing Measures
We are a direct, majority-owned subsidiary of Oncor Holdings, which is indirectly and wholly owned by Sempra. Oncor Holdings owns 80.25% of our membership interests and Texas Transmission owns 19.75% of our membership interests. The company is managed as an integrated business of electricity transmission and distribution with only one reportable segment.
Since 2007, various ring-fencing measures have been taken to enhance our credit quality and the separateness between the Oncor Ring-Fenced Entities and entities with a direct or indirect ownership interest in Oncor or Oncor Holdings. These ring-fencing measures serve to mitigate the Oncor Ring-Fenced Entities’ credit exposure to Sempra and its affiliates and any other direct or indirect owners of Oncor and Oncor Holdings, and reduce the risk that the assets and liabilities of the Oncor Ring-Fenced Entities would be substantively consolidated with the assets and liabilities of any Sempra entity or any other direct or indirect owners of Oncor and Oncor Holdings in connection with a bankruptcy of any such entities.
In March 2018, Sempra indirectly acquired Oncor Holdings. The final order issued by the PUCT approving that transaction outlines certain ring-fencing measures, governance mechanisms and restrictions that apply to Oncor Holdings and Oncor. As a result of these ring-fencing measures, Sempra does not control Oncor, and the ring-fencing measures limit Sempra’s ability to direct the management, policies and operations of Oncor, including the deployment or disposition of Oncor’s assets, declarations of dividends, strategic planning and other important corporate issues and actions. Our LLC Agreement requires PUCT approval of certain revisions to the agreement, including, among other things, revisions to our governance structure and other various ring-fencing measures.
None of the assets of the Oncor Ring-Fenced Entities are available to satisfy the debt or obligations of any Sempra entity or any other direct or indirect owner of Oncor or Oncor Holdings. The assets and liabilities of the Oncor Ring-Fenced Entities are separate and distinct from those of any Sempra entities and any other direct or indirect owner of Oncor or Oncor Holdings. We do not bear any liability for debt or contractual obligations of Sempra and its affiliates or any other direct or indirect owner of Oncor or Oncor Holdings, and vice versa. Accordingly, our operations are conducted, and our cash flows are managed, independently from Sempra and its affiliates and any other direct or indirect owner of Oncor or Oncor Holdings.
Oncor is a limited liability company governed by a board of directors, not its members. The Sempra Order and our LLC Agreement require that the board of directors of Oncor consist of 13 members, constituted as follows:

•
seven Disinterested Directors, who (i) shall be independent directors in all material respects under the rules of the NYSE in relation to Sempra or its subsidiaries and affiliated entities and any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, and (ii) shall have no material relationship with Sempra or its subsidiaries or affiliated entities or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, currently or within the previous ten years
;

•	two members designated by Sempra (through Oncor Holdings);

•	two members designated by Texas Transmission; and

•	two current or former officers of Oncor (each, an Oncor Officer Director).
Until March 9, 2028, in order for a current or former officer of Oncor to be eligible to serve as an Oncor Officer Director, the officer cannot have worked for Sempra or any of its subsidiaries or affiliated entities (excluding Oncor Holdings and Oncor) or any other entity with a direct or indirect ownership interest in Oncor or Oncor Holdings in the ten-year
period prior to the date on which the officer first became employed by Oncor. Oncor Holdings, at the direction of STIH, has the right to nominate and/or seek the removal of the Oncor Officer Directors, subject to approval by a majority of the Oncor board of directors.
In addition, the Sempra Order provides that Oncor’s board of directors cannot be overruled by the board of directors of Sempra or any of its subsidiaries on dividend policy, the issuance of dividends or other distributions (except for contractual tax payments), debt issuance, capital expenditures, operation and maintenance expenditures, management and service fees, and appointment or removal of members of the board of directors, provided that certain actions may also require the additional approval of the Oncor Holdings board of directors. The Sempra Order also provides that any changes to the size, composition, structure or rights of the board of directors must first be approved by the PUCT. In addition, if Sempra acquires Texas Transmission’s interest in Oncor, the two board of director positions on Oncor’s board of directors that Texas Transmission is entitled to appoint will be eliminated and the size of Oncor’s board of directors will be reduced by two.
Additional regulatory commitments, governance mechanisms and restrictions provided in the Sempra Order and our LLC Agreement to ring-fence Oncor from its owners include, among others:

•
A majority of the Disinterested Directors of Oncor and the directors designated by Texas Transmission that are present and voting (of which at least one must be present and voting) must approve any annual or multi-year budget if the aggregate amount of capital expenditures or operation and maintenance expenditures in such budget is more than a 10% increase or decrease from the corresponding amounts of such expenditures in the budget for the preceding fiscal year or multi-year period, as applicable;

•
Oncor may not pay any dividends or make any other distributions (except for contractual tax payments) if a majority of its Disinterested Directors or either of the two directors appointed by Texas Transmission determines that it is in the best interests of Oncor to retain such amounts to meet expected future requirements;

•
At all times, Oncor will remain in compliance with the
debt-to-equity
ratio established by the PUCT from time to time for ratemaking purposes, and Oncor will not pay dividends or other distributions (except for contractual tax payments) if such payment would cause its debt-to-equity
ratio to exceed the
debt-to-equity
ratio approved by the PUCT;

•
If the credit rating on Oncor’s senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), Oncor will suspend dividends and other distributions (except for contractual tax payments), unless otherwise allowed by the PUCT;

•
Without the prior approval of the PUCT, neither Sempra nor any of its affiliates (excluding Oncor) will incur, guaranty or pledge assets in respect of any indebtedness that is dependent on the revenues of Oncor in more than a proportionate degree than the other revenues of Sempra or on the membership interests of Oncor, and there will be no debt at STH or STIH at any time following Sempra’s indirect acquisition of Oncor Holdings;

•
Neither Oncor nor Oncor Holdings will lend money to, borrow money from, or share credit facilities with, Sempra or any of its affiliates (other than Oncor subsidiaries), or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings; and

•
There must be maintained certain “separateness measures” that reinforce the legal and financial separation of Oncor from its owners, including a requirement that dealings between Oncor, Oncor Holdings and their subsidiaries with Sempra, any of Sempra’s other affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, must be on an arm’s-length
basis, limitations on affiliate transactions, separate recordkeeping requirements and a prohibition on Sempra or its affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings pledging Oncor assets or membership interests for any entity other than Oncor.

Ownership Structure and Ring-Fencing Measures
We are a direct, majority-owned subsidiary of Oncor Holdings, which is indirectly and wholly owned by Sempra. Oncor Holdings owns 80.25% of our membership interests and Texas Transmission owns 19.75% of our membership interests. The company is managed as an integrated business of electricity transmission and distribution with only one reportable segment.
Since 2007, various ring-fencing measures have been taken to enhance our credit quality and the separateness between the Oncor Ring-Fenced Entities and entities with a direct or indirect ownership interest in Oncor or Oncor Holdings. These ring-fencing measures serve to mitigate the Oncor Ring-Fenced Entities’ credit exposure to Sempra and its affiliates and any other direct or indirect owners of Oncor and Oncor Holdings, and reduce the risk that the assets and liabilities of the Oncor Ring-Fenced Entities would be substantively consolidated with the assets and liabilities of any Sempra entity or any other direct or indirect owners of Oncor and Oncor Holdings in connection with a bankruptcy of any such entities.
In March 2018, Sempra indirectly acquired Oncor Holdings. The final order issued by the PUCT approving that transaction outlines certain ring-fencing measures, governance mechanisms and restrictions that apply to Oncor Holdings and Oncor. As a result of these ring-fencing measures, Sempra does not control Oncor, and the ring-fencing measures limit Sempra’s ability to direct the management, policies and operations of Oncor, including the deployment or disposition of Oncor’s assets, declarations of dividends, strategic planning and other important corporate issues and actions. Our LLC Agreement requires PUCT approval of certain revisions to the agreement, including, among other things, revisions to our governance structure and other various ring-fencing measures.
None of the assets of the Oncor Ring-Fenced Entities are available to satisfy the debt or obligations of any Sempra entity or any other direct or indirect owner of Oncor or Oncor Holdings. The assets and liabilities of the Oncor Ring-Fenced Entities are separate and distinct from those of any Sempra entities and any other direct or indirect owner of Oncor or Oncor Holdings. We do not bear any liability for debt or contractual obligations of Sempra and its affiliates or any other direct or indirect owner of Oncor or Oncor Holdings, and vice versa. Accordingly, our operations are conducted, and our cash flows are managed, independently from Sempra and its affiliates and any other direct or indirect owner of Oncor or Oncor Holdings.
Oncor is a limited liability company governed by a board of directors, not its members. The Sempra Order and our LLC Agreement require that the board of directors of Oncor consist of 13 members, constituted as follows:

•
seven Disinterested Directors, who (i) shall be independent directors in all material respects under the rules of the NYSE in relation to Sempra or its subsidiaries and affiliated entities and any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, and (ii) shall have no material relationship with Sempra or its subsidiaries or affiliated entities or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, currently or within the previous ten years
;

•	two members designated by Sempra (through Oncor Holdings);

•	two members designated by Texas Transmission; and

•	two current or former officers of Oncor (each, an Oncor Officer Director).
Until March 9, 2028, in order for a current or former officer of Oncor to be eligible to serve as an Oncor Officer Director, the officer cannot have worked for Sempra or any of its subsidiaries or affiliated entities (excluding Oncor Holdings and Oncor) or any other entity with a direct or indirect ownership interest in Oncor or Oncor Holdings in the ten-year
period prior to the date on which the officer first became employed by Oncor. Oncor Holdings, at the direction of STIH, has the right to nominate and/or seek the removal of the Oncor Officer Directors, subject to approval by a majority of the Oncor board of directors.

In addition, the Sempra Order provides that Oncor’s board of directors cannot be overruled by the board of directors of Sempra or any of its subsidiaries on dividend policy, the issuance of dividends or other distributions (except for contractual tax payments), debt issuance, capital expenditures, operation and maintenance expenditures, management and service fees, and appointment or removal of members of the board of directors, provided that certain actions may also require the additional approval of the Oncor Holdings board of directors. The Sempra Order also provides that any changes to the size, composition, structure or rights of the board of directors must first be approved by the PUCT. In addition, if Sempra acquires Texas Transmission’s interest in Oncor, the two board of director positions on Oncor’s board of directors that Texas Transmission is entitled to appoint will be eliminated and the size of Oncor’s board of directors will be reduced by two.
Additional regulatory commitments, governance mechanisms and restrictions provided in the Sempra Order and our LLC Agreement to ring-fence Oncor from its owners include, among others:

•
A majority of the Disinterested Directors of Oncor and the directors designated by Texas Transmission that are present and voting (of which at least one must be present and voting) must approve any annual or multi-year budget if the aggregate amount of capital expenditures or operation and maintenance expenditures in such budget is more than a 10% increase or decrease from the corresponding amounts of such expenditures in the budget for the preceding fiscal year or multi-year period, as applicable;

•
Oncor may not pay any dividends or make any other distributions (except for contractual tax payments) if a majority of its Disinterested Directors or either of the two directors appointed by Texas Transmission determines that it is in the best interests of Oncor to retain such amounts to meet expected future requirements;

•
At all times, Oncor will remain in compliance with the
debt-to-equity
ratio established by the PUCT from time to time for ratemaking purposes, and Oncor will not pay dividends or other distributions (except for contractual tax payments) if such payment would cause its debt-to-equity
ratio to exceed the
debt-to-equity
ratio approved by the PUCT;

•
If the credit rating on Oncor’s senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), Oncor will suspend dividends and other distributions (except for contractual tax payments), unless otherwise allowed by the PUCT;

•
Without the prior approval of the PUCT, neither Sempra nor any of its affiliates (excluding Oncor) will incur, guaranty or pledge assets in respect of any indebtedness that is dependent on the revenues of Oncor in more than a proportionate degree than the other revenues of Sempra or on the membership interests of Oncor, and there will be no debt at STH or STIH at any time following Sempra’s indirect acquisition of Oncor Holdings;

•
Neither Oncor nor Oncor Holdings will lend money to, borrow money from, or share credit facilities with, Sempra or any of its affiliates (other than Oncor subsidiaries), or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings; and

•
There must be maintained certain “separateness measures” that reinforce the legal and financial separation of Oncor from its owners, including a requirement that dealings between Oncor, Oncor Holdings and their subsidiaries with Sempra, any of Sempra’s other affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, must be on an arm’s-length
basis, limitations on affiliate transactions, separate recordkeeping requirements and a prohibition on Sempra or its affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings pledging Oncor assets or membership interests for any entity other than Oncor.

Basis of Presentation
Basis of Presentation
These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and related notes included in our 2024 Form
10-K.
In the opinion of Oncor management, all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results of operations and financial position have been made. All appropriate intercompany items and transactions have been eliminated in consolidation. The results of operations for an interim period may not give a true indication of results for a full year due to seasonality and other factors.
Our condensed consolidated financial statements have been prepared in accordance with GAAP governing rate-regulated operations. Subsequent events have been evaluated through the date these condensed consolidated financial statements were issued. Our condensed consolidated financial statements include the accounts of Oncor, its subsidiaries, and its consolidated VIEs.
All dollar and foreign currency amounts in the financial statements and the notes are stated in U.S. dollars in millions and/or in millions of the applicable foreign currency unless otherwise indicated.

Basis of Presentation
Our consolidated financial statements have been prepared in accordance with GAAP governing rate-regulated operations. Subsequent events have been evaluated through the date these consolidated financial statements were issued. We also apply the guidance of ASC 810, Consolidations, to determine when an entity that is insufficiently capitalized or not controlled through its voting interests, referred to as a VIE, should be consolidated. All dollar amounts in the financial statements and tables in the notes are stated in U.S. dollars in millions unless otherwise indicated.

Use of Estimates
Use of Estimates
Preparation of our financial statements requires management to make estimates and assumptions about future events that affect the reporting of assets and liabilities at the balance sheet dates and the reported amounts of revenue and expense during the period. These estimates include, but are not limited to, the effects of regulation; recovery of long-lived assets; certain assumptions made in accounting for pension and OPEB; asset retirement obligations; income and other taxes; valuation of certain financial assets and liabilities; and accounting for contingencies. In the event estimates and/or assumptions prove to be different from actual amounts, adjustments are made in subsequent periods to reflect more current information.

Use of Estimates
Preparation of our financial statements requires management to make estimates and assumptions about future events that affect the reporting of assets and liabilities at the balance sheet dates and the reported amounts of revenue and expense during the period. These estimates include, but are not limited to, the effects of regulation; recovery of long-lived assets; certain assumptions made in accounting for pension and OPEB; asset retirement obligations; income and other taxes; valuation of certain financial assets and liabilities; and accounting for contingencies. In the event estimates and/or assumptions prove to be different from actual amounts, adjustments are made in subsequent periods to reflect more current information.

Accounting for the Effects of Certain Types of Regulation
Accounting for the Effects of Certain Types of Regulation
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation (ASC 980). Regulatory assets and liabilities represent probable future amounts recoverable from or refundable to customers through the ratemaking process based on PURA, and/or the PUCT’s orders, precedents, or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates. See Note 2 for more information regarding regulatory assets and liabilities.

Accounting for the Effects of Certain Types of Regulation
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation. Regulatory assets and liabilities represent probable future revenues that will be recovered from or refunded to customers through the ratemaking process based on PURA and/or the PUCT’s orders, precedents or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates. See Note 2 for more information regarding regulatory assets and liabilities.

Revenue Recognition
Revenue Recognition
Our revenues are generally recognized pursuant to tariffs approved by the PUCT or authorized by statute. The majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service including a reasonable rate of return on invested capital. Revenues related to providing electric delivery service to consumers are generally recognized when the underlying service has been provided in accordance with ASC 606 (revenue from contracts with customers). Revenues related to regulated arrangements based on statutory recovery mechanisms between the utility and the applicable regulators are generally recognized in accordance with ASC 980. See Note 3 for additional information regarding revenues.

Revenue Recognition
Oncor’s revenue is billed under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service including a reasonable rate of return on invested capital. Revenues are generally recognized when the underlying service has been provided as prescribed by the related tariff. See Note 3 for additional information regarding revenues.

Derivatives and Hedging
Derivatives and Hedging
We are exposed to changes in interest rates and foreign currency exchange rates primarily as a result of our current and expected future debt financings. We use derivative instruments typically designated as cash flow or fair value hedges to help mitigate our exposure related to those risks.
We use interest rate swaps, designated as cash flow hedges, in part, to hedge our interest payments related to our expected future debt financings. The future fixed rate debt issuances underlying these cash flow hedge relationships are largely dependent on market demand and liquidity in the debt market. At September 30, 2025, we believe our forecasted issuances of fixed rate debt in the related cash flow hedge relationships are probable. However, unexpected changes in market conditions in future periods could impact our ability to issue such fixed rate debt, or the timing of any such issuance. If our assumptions regarding the nature and timing of forecasted fixed rate debt issuances were to be inaccurate, we could be required to cease the application of hedge accounting to the related interest rate swaps, which could materially impact our results of operations.
We use cross-currency swaps, designated as fair value hedges, to help mitigate the foreign currency exchange rate risk as a result of the use of foreign currency denominated financing instruments, such as the Euro Notes and CAD Notes. Our existing cross-currency swaps exchange our foreign currency denominated principal payments due at maturity under the Euro Notes and CAD Notes into U.S. dollar-denominated notional amounts and swap the foreign currency denominated fixed interest rates for U.S. dollar-denominated fixed interest rates.
See Note 10 for more information regarding our derivative instruments.

Derivatives and Hedging
We are exposed to changes in interest rates and foreign currency exchange rates primarily as a result of our current debt financings, including the Euro Notes. We have utilized derivative instruments typically designated as cash flow or fair value hedges to help mitigate our exposure related to those risks. All derivative instruments are recorded on the balance sheet at fair value as a derivative asset or liability and changes in the fair value are recognized in net income if the criteria for hedge accounting are not met or if the instrument is not designated as a hedge. See Note 11 for more information regarding our derivative instruments.

Impairment of Long-Lived Assets and Goodwill
Impairment of Long-Lived Assets and Goodwill
We evaluate long-lived assets (including intangible assets with finite lives) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
We also evaluate goodwill for impairment annually, as of October 1, and whenever events or changes in circumstances indicate that an impairment may exist. The determination of the existence of these and other indications of impairment involves judgments that are subjective in nature and may require the use of estimates in forecasting future results and cash flows.

Impairment of Long-Lived Assets and Goodwill
We evaluate long-lived assets (including intangible assets with finite lives) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
We also evaluate goodwill for impairment annually on October 1 and whenever events or changes in circumstances indicate that an impairment may exist. The determination of the existence of these and other indications of impairment involves judgments that are subjective in nature and may require the use of estimates in forecasting future results and cash flows.
For our annual goodwill impairment testing, we generally have the option to directly perform a quantitative assessment or first make a qualitative assessment of whether it is more likely than not that our estimated enterprise fair value is less than our enterprise carrying value before applying the quantitative assessment. If we elect to perform the qualitative assessment, we evaluate relevant events and circumstances, including but not limited to, macroeconomic conditions, industry and market considerations, cost factors and our overall financial performance. If, after assessing these qualitative factors, we determine that it is more-likely-than-not
that our estimated enterprise fair value is less than our enterprise carrying book value, then we perform a quantitative assessment. If, after performing the quantitative assessment, we determine that goodwill is impaired, we record the amount of goodwill impairment as the excess of enterprise carrying book value over estimated enterprise fair value, not to exceed the carrying amount of goodwill.
For our annual goodwill impairment testing as of October 1, 2024, we elected to make a qualitative assessment of whether it is more likely than not that our enterprise fair value is less than our enterprise carrying value. We concluded that our estimated enterprise fair value was more likely than not greater than our enterprise carrying book value. As a result, no quantitative assessment for impairment was required and no impairment was recognized in 2024.
Goodwill totaling $4.740 billion was reported on our balance sheet at both December 31, 2024 and 2023.

Provision in Lieu of Income Taxes
Provision in Lieu of Income Taxes
Our tax sharing agreement with Oncor Holdings, Texas Transmission and STH provides for the calculation of amounts related to income taxes for each of Oncor Holdings and Oncor substantially as if these entities were taxed as corporations and requires payments to the members determined on that basis (without duplication for any income taxes paid by a subsidiary of Oncor Holdings).
We are a partnership for U.S. federal income tax purposes. Accordingly, while partnerships are not subject to income taxes, in consideration of the presentation of our financial statements as an entity subject to cost-based regulatory rate-setting processes, with such costs historically including income taxes, the financial statements present amounts determined under the tax sharing agreement as “provision in lieu of income taxes” and “liability in lieu of deferred income taxes”. Such amounts are determined in accordance with the provisions of the accounting guidance for income taxes and accounting standards that provide interpretive guidance for accounting for uncertain tax positions and thus differences between the book and tax bases of assets and liabilities are accounted for as if we were a stand-alone corporation. In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.
We classify any interest and penalties expense related to uncertain tax positions as current provision in lieu of income taxes as discussed in Note 4.

Defined Benefit Pension Plans and OPEB Plans
Defined Benefit Pension Plans and OPEB Plans
We have liabilities under pension plans that offer benefits based on either a traditional defined benefit formula or a cash balance formula and OPEB Plans that offer certain health care and life insurance benefits to eligible employees and their eligible dependents upon the retirement of such employees. Costs of pension and OPEB Plans are dependent on numerous factors, assumptions and estimates. See Note 9 for additional information regarding pension and OPEB Plans.

System of Accounts		System of Accounts Our accounting records have been maintained in accordance with the FERC Uniform System of Accounts as adopted by the PUCT.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is stated at original cost. The cost of self-constructed property additions includes materials and both direct and indirect labor and applicable overhead and AFUDC.
Depreciation of property, plant and equipment is calculated on a straight-line basis over the estimated service lives of the properties based on depreciation rates approved by the PUCT. As is common in the industry, depreciation expense is recorded using composite depreciation rates that reflect blended estimates of the lives of major asset groups as compared to depreciation expense calculated on a component asset-by-asset
basis. Depreciation rates include plant removal costs as a component of depreciation expense, consistent with regulatory treatment. Actual removal costs incurred are charged to accumulated depreciation. Accrued removal costs in excess of incurred removal costs are reclassified as a regulatory liability to retire assets in the future.

Franchise Taxes
Franchise Taxes
Franchise taxes are assessed to us by local governmental bodies, based on kWh delivered and are a principal component of taxes other than amounts related to income taxes as reported in the income statement. Franchise taxes are not a “pass through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers.

Allowance for Funds used During Construction
Allowance for Funds Used During Construction
AFUDC is a regulatory cost accounting procedure whereby both interest charges on borrowed funds and a return on equity capital used to finance construction are included in the recorded cost of utility plant and equipment being constructed. AFUDC is capitalized on eligible projects involving construction periods lasting greater than thirty days. The interest portion of capitalized AFUDC is accounted for as a reduction to interest expense and the equity portion of capitalized AFUDC is accounted for as other income. See Note 13 for detail of amounts reducing interest expense and increasing other income.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
For purposes of reporting cash and cash equivalents, highly liquid investments with original maturities of three months or less at the date of purchase are considered to be cash equivalents.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the Condensed Consolidated Balance Sheets to the sum of such amounts reported on the Condensed Statements of Consolidated Cash Flows:

	At September 30, 2025	At December 31, 2024
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$198	$36
Restricted cash, current (a)	22	20
Restricted cash, noncurrent (a)	261	206

Total cash, cash equivalents and restricted cash on the Condensed Statements of Consolidated Cash Flows	$481	$262

(a)
Restricted cash represents amounts held by Oncor for cash deposits from customers related to joint use pole license agreements and cash deposits from customers that are subject to probable return in accordance with PUCT rules, ERCOT requirements or our tariffs relating to generation interconnection and construction and/or extension of electric delivery system facilities. We maintain these amounts in separate escrow accounts.

Cash, Cash Equivalents and Restricted Cash
For purposes of reporting cash and cash equivalents, highly liquid investments with original maturities of three months or less at the date of purchase are considered to be cash equivalents.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the Consolidated Balance Sheets to the sum of such amounts reported on the Statements of Consolidated Cash Flows:

	At December 31,
	2024	2023
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$36	$19
Restricted cash, current (a)	20	24
Restricted cash, noncurrent (a)	206	108

Total cash, cash equivalents and restricted cash on the Statements of Consolidated Cash Flows	$262	$151

(a)
Restricted cash represents amounts held by Oncor for customer deposits that are subject to probable return in accordance with PUCT rules, ERCOT requirements or our tariffs relating to generation interconnection and construction and/or extension of electric delivery system facilities. We maintain these amounts in separate escrow accounts.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amounts for financial instruments designated as hedging derivatives are recorded at fair value.
The carrying amounts for nonderivative financial assets classified as current assets and the carrying amounts for nonderivative financial liabilities classified as current liabilities approximate fair value due to the short maturity of such nonderivative financial instruments. The fair values of other nonderivative financial instruments, for which carrying amounts and fair values have not been presented, are not materially different than their related carrying amounts.
The following discussion of fair value accounting standards applies primarily to our determination of the fair value of financial instruments designated as hedging derivatives (see Note 11) and nonderivative financial assets in the pension plans’ and OPEB Plans’ trusts (see Note 9) and long-term debt (see Note 6).
Accounting standards related to the determination of fair value define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We use a
“mid-market”
valuation convention (the
mid-point
price between bid and ask prices) as a practical expedient to measure fair value for the majority of our assets and liabilities subject to fair value measurement on a recurring basis. We primarily use the market approach for recurring fair value measurements and use valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs.
We categorize our assets and liabilities recorded at fair value based upon the following fair value hierarchy:

•
Level 1 valuations use quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date. An active market is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 valuations use inputs that, in the absence of actively quoted market prices, are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: (a) quoted prices for similar assets or liabilities in active markets, (b) quoted prices for identical or similar assets or liabilities in markets that are not active, (c) inputs other than quoted prices that are observable for the asset or liability such as interest rates and yield curves observable at commonly quoted intervals and (d) inputs that are derived principally from or corroborated by observable market data by correlation or other means. Our Level 2 valuations utilize over-the-counter
broker quotes, quoted prices for similar assets or liabilities that are corroborated by correlations or other mathematical means and other valuation inputs.

•
Level 3 valuations use unobservable inputs for the asset or liability. Unobservable inputs are used to the extent observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. We use the most meaningful information available from the market combined with internally developed valuation methodologies to develop our best estimate of fair value.

We utilize several different valuation techniques to measure the fair value of assets and liabilities, relying primarily on the market approach of using prices and other market information for identical and/or comparable assets and liabilities for those items that are measured on a recurring basis.
The fair value of certain investments is measured using the NAV per share as a practical expedient. Such investments measured at NAV are not required to be categorized within the fair value hierarchy.

Contingencies
Contingencies
Our financial results may be affected by judgments and estimates related to contingencies. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date, and:

•	information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

•	the amount of the loss can be reasonably estimated.
We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events. See Note 6 for a discussion of contingencies.

Contingencies
Our financial results may be affected by judgments and estimates related to contingencies. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date, and:

•	information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

•	the amount of the loss can be reasonably estimated.
We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events. See Note 7 for a discussion of contingencies.

VIE
VIE
We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based on qualitative and quantitative analyses, which assesses:

•	the purpose and design of the VIE;

•	the nature of the VIE’s risks and the risks we absorb;

•	the power to direct activities that most significantly impact the economic performance of the VIE; and

•	the obligation to absorb losses or the right to receive benefits that could be significant to the VIE.
We will continue to evaluate our business operations and VIEs for any changes that may impact our determination of whether an entity is a VIE and if we are the primary beneficiary. See Note 12 for more information on Oncor’s consolidated VIE.

VIE
We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based on qualitative and quantitative analyses, which assesses:

•	the purpose and design of the VIE;

•	the nature of the VIE’s risks and the risks we absorb;

•	the power to direct activities that most significantly impact the economic performance of the VIE; and

•	the obligation to absorb losses or the right to receive benefits that could be significant to the VIE.
We will continue to evaluate our business operations and VIEs for any changes that may impact our determination of whether an entity is a VIE and if we are the primary beneficiary. See Note 13 for more information on Oncor’s consolidated VIE.

Accounting Standards Updates (ASU)
Accounting Standards Updates (ASU)
ASU
2023-09
Improvements to Income Tax Disclosures (ASC 740)
In December 2023, the FASB issued ASU
2023-09,
which expands income tax disclosure requirements to include additional information related to the rate reconciliation of our effective tax rates to statutory rates, as well as additional disaggregation of taxes paid. This ASU also removed disclosures related to certain unrecognized tax benefits and deferred taxes. ASU
2023-09 is
effective for fiscal years beginning after December 15, 2024. This ASU may be applied prospectively or retrospectively, and early adoption is permitted. We plan to adopt the standard on December 31, 2025.

ASU
2024-03
Disaggregation of Income Statement Expenses (ASC 220)
In November 2024, the FASB issued ASU
2024-03,
which requires disaggregated disclosure of income statement expenses for public business entities. This ASU adds ASC
220-40
to require a footnote disclosure in tabular presentation about specific expenses by requiring disaggregation of each relevant expense caption on the face of the income statement, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU
2024-03
will be effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted, and entities may adopt the standard on either a prospective or retrospective basis. We are currently evaluating the effect of the standard on our financial reporting and have not yet selected the year in which we will adopt the standard.
ASU
2025-06
Targeted Improvements to the Accounting for
Internal-Use
Software (ASC 350)
In September 2025, the FASB issued ASU
2025-06,
which amends certain aspects of the accounting for and disclosure of software costs under ASC
350-40.
This ASU makes targeted improvements to ASC
350-40
for accounting for internally developed software costs. The amendments supersede the guidance on website development costs in ASC
350-50
and relocate that guidance, along with the recognition requirements for development costs specific to websites, to ASC
350-40.
ASU
2025-06
will be effective for annual reporting periods beginning after December 15, 2027, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued or made available for issuance, and entities may adopt the standard prospectively, retrospectively, or via a modified prospective transition method. We are currently evaluating the effect of the guidance on our financial reporting and have not yet selected the period in which we will adopt the standard.
All other newly issued accounting pronouncements not yet effective have been deemed either immaterial or not applicable.

ASU
ASU
2023-07
Segment reporting (ASC 280)
In November 2023, the FASB issued ASU
2023-07,
which expands reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU requires that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to an entity’s CODM, a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. A public entity that has a single reportable segment is also required to provide all the disclosures required by this ASU and all existing segment disclosures in ASC 280. We adopted the standard on December 31, 2024 and provided enhanced segment reporting disclosures for our single reportable segment in Note 12 on a retrospective basis.
ASU
2023-09
Improvements to Income Tax Disclosures (ASC 740)
In December 2023, the FASB issued ASU
2023-09,
which expands income tax disclosure requirements to include additional information related to the rate reconciliation of our effective tax rates to statutory rates, as well as additional disaggregation of taxes paid. This ASU also removed disclosures related to certain unrecognized tax benefits and deferred taxes. ASU
2023-09 is
effective for fiscal years beginning after December 15, 2024. This ASU may be applied prospectively or retrospectively, and early adoption is permitted. We are currently evaluating the effect of the standard on our financial reporting.
ASU
2024-03
Disaggregation of Income Statement Expenses (ASC 220)
In November 2024, the FASB issued ASU
2024-03,
which requires disaggregated disclosure of income statement expenses for public business entities. This ASU adds ASC
220-40
to require a footnote disclosure in tabular presentation about specific expenses by requiring disaggregation of each relevant expense caption on the face of the income statement, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU
2024-03
will be effective
for
fiscal years beginning after December 15, 2026. We are currently evaluating the effect of the standard on our financial reporting.
All other newly issued accounting pronouncements not yet effective have been deemed either immaterial or not applicable.